PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 247,420
Acquisitions through business combination (Note 28)	1,742	$ 0
Additions (Note c)	21,443	82,179
Impairment loss	(9,133)	(39,771)
Ending Balance	235,939	247,420
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	279,357	233,128
Transition to IFRS 16 (Note a)		2,244
Acquisitions through business combination (Note 28)	11,828	0
Additions (Note c)	9,615	82,179
Transfers	(222)
Construction completed	0	0
Disposals	(3,598)	(1,028)
Impairment loss		(37,166)
Ending Balance	296,980	279,357
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(31,937)	(14,658)
Depreciation	(30,464)	(17,561)
Transfers	222
Disposals	1,138	282
Ending Balance	(61,041)	(31,937)
LAND
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,075
Ending Balance	4,075	4,075
LAND | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,075	2,211
Acquisitions through business combination (Note 28)	0
Additions (Note c)	0	1,864
Transfers	0
Construction completed	0	0
Disposals	0	0
Impairment loss		0
Ending Balance	4,075	4,075
LAND | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Transfers	0
Disposals	0	0
Ending Balance	0	0
BUILDINGS
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	118,819
Ending Balance	122,104	118,819
BUILDINGS | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	127,022	70,774
Acquisitions through business combination (Note 28)	5,786
Additions (Note c)	2,928	22,316
Transfers	0
Construction completed	27	71,663
Disposals	0	(517)
Impairment loss		(37,214)
Ending Balance	135,763	127,022
BUILDINGS | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(8,203)	(4,237)
Depreciation	(5,456)	(4,074)
Transfers	0
Disposals	0	108
Ending Balance	(13,659)	(8,203)
CONSTRUCTION IN PROCESS
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,128
Ending Balance	2,092	2,128
CONSTRUCTION IN PROCESS | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,128	65,515
Acquisitions through business combination (Note 28)	2,859
Additions (Note c)	1,762	46,847
Transfers	0
Construction completed	(4,657)	(110,234)
Disposals	0	0
Impairment loss		0
Ending Balance	2,092	2,128
CONSTRUCTION IN PROCESS | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Transfers	0
Disposals	0	0
Ending Balance	0	0
GROWING & PROCESSING EQUIPMENT
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	112,950
Ending Balance	97,763	112,950
GROWING & PROCESSING EQUIPMENT | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	132,991	87,931
Acquisitions through business combination (Note 28)	720
Additions (Note c)	4,655	7,597
Transfers	0
Construction completed	4,630	37,851
Disposals	(3,586)	(436)
Impairment loss		48
Ending Balance	139,410	132,991
GROWING & PROCESSING EQUIPMENT | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(20,041)	(8,618)
Depreciation	(22,735)	(11,568)
Transfers	0
Disposals	1,129	145
Ending Balance	(41,647)	(20,041)
OTHER
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,541
Ending Balance	5,745	5,541
OTHER | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,677	6,697
Acquisitions through business combination (Note 28)	721
Additions (Note c)	270	1,335
Transfers	667
Construction completed	0	720
Disposals	(12)	(75)
Impairment loss		0
Ending Balance	10,323	8,677
OTHER | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(3,136)	(1,803)
Depreciation	(1,451)	(1,362)
Transfers	0
Disposals	9	29
Ending Balance	(4,578)	(3,136)
RIGHT-OF-USE ASSETS
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,907
Ending Balance	4,160	3,907
RIGHT-OF-USE ASSETS | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,464	0
Transition to IFRS 16 (Note a)		2,244
Acquisitions through business combination (Note 28)	1,742
Additions (Note c)	0	2,220
Transfers	(889)
Construction completed	0	0
Disposals	0	0
Impairment loss		0
Ending Balance	5,317	4,464
RIGHT-OF-USE ASSETS | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(557)	0
Depreciation	(822)	(557)
Transfers	222
Disposals	0	0
Ending Balance	$ (1,157)	$ (557)